SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Product Information [Line Items]
Total revenues	¥ 367,390	¥ 252,581	¥ 278,481
Product Equipment [Member]
Product Information [Line Items]
Total revenues	300,913	202,034	231,069
SaaS Maintenance and Others [Member]
Product Information [Line Items]
Total revenues	¥ 66,477	¥ 50,547	¥ 47,412